EQUITY	12 Months Ended
Jun. 30, 2022
Equity [abstract]
Equity
Amounts in R million 2022 2021 2020
Authorised share capital
1,500,000,000 , (2021 and 2020: 1,500,000,000 ) ordinary shares of no par value
5,000,000

(2021 and 2020:
5,000,000 ) cumulative preference shares of 10

cents each
0.5 0.5 0.5
Issued share capital
864,588,711

(2021 and 2020:
864,588,711 ) ordinary shares of no

par value
6,208.4 6,208.4 6,208.4
6,612,266

(2021 and 2020:
9,474,920 ) treasury shares held within the Group (a) (35.6) (51.0) (51.0)
5,000,000

(2021 and 2020:
5,000,000 ) cumulative preference shares of 10 cents each 0.5 0.5 0.5
6,173.3 6,157.9 6,157.9
RELATED PARTY

RELATIONSHIPS AND TRANSACTIONS
(a)

Treasury shares
Shares

in

DRDGOLD Limited

are

held

in treasury

by

Ergo Mining

Operations Proprietary

Limited

("
EMO "). No

shares were
acquired in the market during

the year ended June 30,

2022, the year ended June

30, 2021 or the

year ended June 30, 2020

.
During

the

year

ended

June

30,

2022
2,862,654

shares

were

used

to

settle

the

equity settled

share-based

payment,

at
nil
cashflow

to

the

Group.

R
15.4

million,

representing

the

average

cost

of

the

treasury

shares

used

to

settle

the

share

based
payment, was transferred to retained earnings.
All ordinary shares rank equally regarding the Company’s residual assets. Holders of ordinary shares are entitled to dividends as declared from time to

time and are entitled to

one vote per share

at general meetings of the

Company. All

rights attached to the
Company’s shares held by the Group are suspended until those shares are reissued.
Preference shareholders participate only to the

extent of the face value of the

shares. Holders of preference shares do not

have
the right to participate in any additional dividends declared for ordinary shareholders. These shares do not have voting rights.
After June 30, 2022, a dividend of 40

cents per qualifying share amounting to R
342.0

million was approved by the directors as
a final dividend for the year ended June 30, 2022. The

dividend has not been provided as at June 30, 2022 and does not have
any tax impact on the Group.
Amounts in R million 2022 2021 2020
Dividends paid during the year net of treasury shares:
Final dividend declared relating to prior year: 40

SA cents per share (2021:
35

SA cents
per share; 2020: 20

SA cents per share)
342.0 299.3 137.5
First interim dividend: 20

SA cents per share (2021:
40

SA cents per share; 2020:
25

SA
cents per share) 171.6 342.0 213.8
Second interim dividend nil SA cents per share (2021: nil SA cents per share; 2020: 25
SA cents per share) - - 213.8
Total 513.6 641.3 565.1
ACCOUNTING POLICIES
Stated share capital
Ordinary shares and the cumulative preference shares are

classified as equity. Incremental costs directly attributable to the issue of ordinary shares are recognised as a deduction from equity, net of any tax effect.
Repurchase and reissue of share capital (treasury shares)
When shares

recognised as

equity are

repurchased, the

amount of

the consideration

paid, which

includes directly

attributable
costs is

recognised as

a deduction

from equity.

Repurchased shares

are classified

as treasury

shares and

are presented

as a
deduction from stated share capital.
Dividends
Dividends are recognised

as a liability

on the date on

which they are declared

which is the date

when the shareholders’

right to
the dividends vests.
21

EQUITY
21.1

STATED

SHARE CAPITAL
21.2

DIVIDENDS